Related parties (Tables)	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2022	2021	2022	2021
Salaries and other short-term employee costs	2,062	1,969	4,206	4,001
Pension costs	71	106	204	240
Share-based compensation expense	6,875	8,604	12,449	13,821
Other compensation	8	9	18	22
Total	9,016	10,688	16,877	18,084